GOODWILL - Schedule of Goodwill By Operating Segments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 43,355	$ 35,730	$ 34,911
Infrastructure
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	19,328	14,209
Private Equity
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	14,240	12,726
Renewable Power and Transition
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 7,639	$ 6,903